LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.11%
INVESTMENT COMPANIES–95.11%
Equity Funds–34.75%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	24,751,730	$ 310,386,691
LVIP SSGA Mid-Cap Index Fund	11,884,130	134,956,185
LVIP SSGA S&P 500 Index Fund	60,179,143	1,178,969,601
LVIP SSGA Small-Cap Index Fund	9,106,558	265,328,669
LVIP T. Rowe Price Growth Stock Fund	6,542,312	292,591,821
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,695,536	129,878,525
		2,312,111,492
Fixed Income Funds–35.63%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	41,343,776	423,277,581
LVIP Delaware Bond Fund	46,174,914	655,683,781
LVIP JPMorgan High Yield Fund	13,569,942	148,523,018
LVIP PIMCO Low Duration Bond Fund	14,520,983	146,734,532
LVIP SSGA Bond Index Fund	25,795,954	303,644,169
LVIP SSGA Short-Term Bond Index Fund	3,434,898	35,777,891
LVIP Western Asset Core Bond Fund	63,552,787	656,436,739
		2,370,077,711
Global Equity Fund–2.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	19,359,223	198,780,500
		198,780,500
Global Fixed Income Fund–0.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,095,696	60,429,862
		60,429,862
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–20.83%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	20,058,122	$ 360,123,527
LVIP Mondrian International Value Fund	11,917,605	191,182,211
LVIP SSGA Developed International 150 Fund	23,867,647	187,098,487
LVIP SSGA Emerging Markets 100 Fund	8,220,621	67,269,342
LVIP SSGA Emerging Markets Equity Index Fund	18,853,648	199,905,225
LVIP SSGA International Index Fund	40,652,212	380,260,791
		1,385,839,583
Total Affiliated Investments (Cost $5,203,977,087)		6,327,239,148

UNAFFILIATED INVESTMENTS–4.94%
INVESTMENT COMPANIES–4.94%
Equity Fund–2.03%
✠Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	4,375,466	135,026,875
		135,026,875
Money Market Fund–2.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	193,493,434	193,493,434
		193,493,434
Total Unaffiliated Investments (Cost $333,551,041)		328,520,309

TOTAL INVESTMENTS–100.05% (Cost $5,537,528,128)	6,655,759,457
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(3,010,181)
NET ASSETS APPLICABLE TO 460,917,350 SHARES OUTSTANDING–100.00%	$6,652,749,276

✧✧ Standard Class shares.
✠ Initial Class.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
1,832	U.S. Treasury 5 yr Notes	$218,279,938	$219,684,027	12/31/19	$—	$(1,404,089)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$6,327,239,148	$—	$—	$6,327,239,148
Unaffiliated Investment Companies	328,520,309	—	—	328,520,309
Total Investments	$6,655,759,457	$—	$—	$6,655,759,457
Derivatives:
Liabilities:
Futures Contract	$(1,404,089)	$—	$—	$(1,404,089)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.11%@
Equity Funds-34.75%@
✧✧LVIP SSGA Large Cap 100 Fund	$248,839,080	$63,518,858	$26,977,773	$(1,323,909)	$26,330,435	$310,386,691	24,751,730	$20,228,582	$—
✧✧LVIP SSGA Mid-Cap Index Fund	124,077,540	18,779,240	15,764,710	(85,111)	7,949,226	134,956,185	11,884,130	13,545,247	—
✧✧LVIP SSGA S&P 500 Index Fund	1,001,862,166	124,858,609	104,878,211	18,051,840	139,075,197	1,178,969,601	60,179,143	43,987,832	—
✧✧LVIP SSGA Small-Cap Index Fund	369,876,608	32,568,712	174,465,963	(8,310,323)	45,659,635	265,328,669	9,106,558	13,146,425	—
✧✧LVIP T. Rowe Price Growth Stock Fund	249,440,521	43,623,812	29,902,334	624,459	28,805,363	292,591,821	6,542,312	16,999,752	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	125,681,404	8,876,099	28,414,790	3,646,687	20,089,125	129,878,525	4,695,536	8,040,722	—
Fixed Income Funds-35.63%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	381,086,196	55,921,939	34,774,251	(965,143)	22,008,840	423,277,581	41,343,776	—	—
✧✧LVIP Delaware Bond Fund	658,491,064	28,366,218	84,743,502	(1,576,409)	55,146,410	655,683,781	46,174,914	1,962,788	—
✧✧LVIP JPMorgan High Yield Fund	144,215,209	2,641,575	13,340,707	(510,891)	15,517,832	148,523,018	13,569,942	392,179	—
✧✧LVIP PIMCO Low Duration Bond Fund	197,877,311	8,767,685	64,370,411	439,282	4,020,665	146,734,532	14,520,983	916,985	—
✧✧LVIP SSGA Bond Index Fund	307,529,695	11,336,263	39,573,964	(349,156)	24,701,331	303,644,169	25,795,954	387,759	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,976,548	1,848,526	3,395,671	38,494	1,309,994	35,777,891	3,434,898	92,482	—
✧✧LVIP Western Asset Core Bond Fund	644,281,090	26,136,940	73,038,651	(1,398,548)	60,455,908	656,436,739	63,552,787	—	—
Global Equity Fund-2.99%@
✧✧LVIP Blackrock Global Real Estate Fund	96,830,612	95,587,779	22,395,007	533,806	28,223,310	198,780,500	19,359,223	727,934	—
Global Fixed Income Fund-0.91%@
✧✧LVIP Global Income Fund	61,541,006	1,940,238	7,227,296	132,122	4,043,792	60,429,862	5,095,696	—	—
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
International Equity Funds-20.83%@
✧✧LVIP MFS International Growth Fund	$353,979,886	$17,988,924	$54,151,930	$7,674,810	$34,631,837	$360,123,527	20,058,122	$15,717,993	$—
✧✧LVIP Mondrian International Value Fund	181,343,685	21,031,262	21,753,640	(480,305)	11,041,209	191,182,211	11,917,605	3,831,932	—
✧✧LVIP SSGA Developed International 150 Fund	174,573,477	22,711,895	20,216,963	(420,859)	10,450,937	187,098,487	23,867,647	1,958,507	—
✧✧LVIP SSGA Emerging Markets 100 Fund	132,824,491	10,613,136	72,238,782	(15,457,664)	11,528,161	67,269,342	8,220,621	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	263,309,423	16,311,804	92,832,812	3,580,868	9,535,942	199,905,225	18,853,648	420,300	—
✧✧LVIP SSGA International Index Fund	364,138,479	14,579,904	43,540,092	(3,121,495)	48,203,995	380,260,791	40,652,212	416,370	—
Total	$6,117,775,491	$628,009,418	$1,027,997,460	$722,555	$608,729,144	$6,327,239,148		$142,773,789	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Moderate Allocation Managed Risk Fund–5